Group entities	12 Months Ended
Dec. 31, 2024
Interests in Other Entities [Abstract]
Group entities	Group entities

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2024	December 31, 2023	December 31, 2022
Parent
CMB.TECH NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)
Euronav NV, London (branch office)

Subsidiaries
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	United Kingdom	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management SAS	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	NA	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong Ltd	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore Pte. Ltd	Singapore	full	100.00%	100.00%	100.00%
Green Bulker One Pte Ltd.	Singapore	full	100.00%	NA	NA
Green Bulker Two Pte Ltd.	Singapore	full	100.00%	NA	NA
Green Bulker Three Pte Ltd.	Singapore	full	100.00%	NA	NA
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	100.00%	100.00%
TI Asia Ltd	Hong Kong	full	100.00%	100.00%	100.00%
CMB TECH Namibia (Pty) Ltd	Namibia	full	100.00%	NA	NA
CMB.TECH Namibia Properties (Pty) Ltd	Namibia	full	100.00%	NA	NA
CMB.TECH Belgium NV	Belgium	full	100.00%	NA	NA
CMB.TECH Industry NV	Belgium	full	100.00%	NA	NA
CMB.TECH International NV	Belgium	full	100.00%	NA	NA
CMB.TECH Netherlands BV	Netherlands	full	100.00%	NA	NA
CMB.TECH Enterprises NV	Belgium	full	100.00%	NA	NA
CMB.TECH Technology and development centre Limited	United Kingdom	full	100.00%	NA	NA
CTV Crewing Services Limited	United Kingdom	full	100.00%	NA	NA
H2 Infra NV	Belgium	full	100.00%	NA	NA
Ammonia Carrier AS	Norway	full	100.00%	NA	NA
Windcat Workboats (Ireland) Limited	Ireland	full	100.00%	NA	NA
Windcat Workboats (Scotland) Limited	United Kingdom	full	100.00%	NA	NA
Windcat Workboats (Wales) CYF	United Kingdom	full	100.00%	NA	NA
Windcat Workboats 2 Ltd	Guernsey	full	100.00%	NA	NA
Windcat Workboats BV	Netherlands	full	100.00%	NA	NA
Windcat Workboats Holdings Limited	United Kingdom	full	100.00%	NA	NA

Windcat Workboats International BV	Netherlands	full	100.00%	NA	NA
Windcat Workboats International Ltd	Guernsey	full	100.00%	NA	NA
Windcat Workboats Limited	United Kingdom	full	100.00%	NA	NA

Joint ventures
Tankers Agencies (UK) Ltd	United Kingdom	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	NA	50.00%	50.00%
be Hydro BV	Belgium	equity	50.00%	NA	NA
Cleanergy Solutions (Namibia) (Pty) Ltd	Namibia	equity	49.00%	NA	NA
FRS Windcat Offshore Logistics GmbH	Germany	equity	50.00%	NA	NA
FRS Windcat Offshore Logistics Limited	Cyprus	equity	50.00%	NA	NA
FRS Windcat Polska Sp.z.o.o	Poland	equity	50.00%	NA	NA
JPN H2YDRO CO. Ltd	Japan	equity	50.00%	NA	NA
TSM Windcat sas	France	equity	50.00%	NA	NA

On February 7, 2024, CMB.TECH held a Special Meeting of Shareholders to approve the purchase of 100% of the shares of CMB.TECH NV for a total purchase price of $1.15 billion in cash (see Note 26). CMB.TECH is a diversified maritime group. CMB.TECH builds, owns, operates and designs large marine and industrial applications that run on dual-fuel diesel-hydrogen and diesel-ammonia engines and monofuel hydrogen engines. CMB.TECH offers hydrogen and ammonia fuel that it either produces or sources from external producers to its customers. CMB.TECH is active throughout the full hydrogen value chain through three different divisions: Marine, H2 infra and H2 Industry. The Company assessed the accounting treatment of the acquisition and concluded that the transaction was accounted for as a common control transaction. Therefore IFRS 3 has not been applied.

On April 16, 2024, CMB.TECH and Anglo-Eastern Univan Group (“Anglo-Eastern”) concluded a Heads of Agreement for the sale and purchase of Euronav Ship Management Hellas (“ESMH”), CMB.TECH’s ship management arm. CMB.TECH and Anglo-Eastern intend to join forces through this sale, with the latter assuming ownership of ship management responsibilities for the vessels currently under ESMH on an “as is” basis. This transaction will provide Anglo-Eastern with a strong local presence in the Greek market while also greatly enhancing its footprint in large crude oil tankers. Post-integration, ESMH will become part of Anglo-Eastern’s global network, offering the combined entity a wide range of growth opportunities in different regions and ship types. The transaction has been concluded on June 18, 2024 and ESMH has been deconsolidated from the Group as from that date. The Company realized a gain of $19.7 million on this sale and has been recognized under other operating income (see Note 4).
On July 27, 2024 the joint venture, Bastia Shipholding Ltd, was dissolved.

In the fourth quarter of 2024, Green Bulker One Pte Ltd, Green Bulker Two Pte Ltd and Green Bulker Three Pte Ltd were established and incorporated.

At December 31, 2024, the Group held 50% of the voting rights in Tankers Agencies (UK) Ltd but held 61% of the outstanding shares that participate in the result of the entity.

At December 31, 2024, the Group held 50% of the voting rights in Tankers International LLC but held 59% of the outstanding shares that participate in the result of the entity.

CMB.TECH has acquired in 2022 the remaining 50% in TI Asia Ltd. and TI Africa Ltd. CMB.TECH already had 50% in these 2 joint ventures which were then recorded as equity investees, and signed on June 7, 2022 a Share Sale and Purchase Agreement with the JV partner International Seaways, Inc. to take control over these 2 joint ventures by purchasing the remaining 50% of the shares. The 2 entities are fully consolidated as of June 7, 2022.

The Group holds 100% of the voting rights in all of its subsidiaries.